American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2021

NT Diversified Bond - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 40.9%
U.S. Treasury Bonds, 5.00%, 5/15/37	4,000,000	5,830,938
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	21,000,000	26,275,430
U.S. Treasury Bonds, 1.125%, 5/15/40	2,500,000	2,158,984
U.S. Treasury Bonds, 1.125%, 8/15/40	33,000,000	28,400,625
U.S. Treasury Bonds, 1.375%, 11/15/40	12,500,000	11,233,399
U.S. Treasury Bonds, 1.875%, 2/15/41	30,500,000	29,866,172
U.S. Treasury Bonds, 2.25%, 5/15/41	15,000,000	15,611,719
U.S. Treasury Bonds, 3.125%, 11/15/41	16,400,000	19,555,719
U.S. Treasury Bonds, 3.00%, 5/15/42	47,500,000	55,619,531
U.S. Treasury Bonds, 2.875%, 5/15/43	6,500,000	7,477,539
U.S. Treasury Bonds, 3.625%, 2/15/44	2,200,000	2,844,273
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	1,000,000	1,200,430
U.S. Treasury Bonds, 2.50%, 2/15/45	17,700,000	19,156,101
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	707,766
U.S. Treasury Bonds, 2.50%, 2/15/46	12,100,000	13,111,484
U.S. Treasury Bonds, 2.25%, 8/15/46	4,000,000	4,137,188
U.S. Treasury Bonds, 2.875%, 11/15/46	2,000,000	2,321,875
U.S. Treasury Bonds, 2.75%, 8/15/47	9,000,000	10,240,313
U.S. Treasury Bonds, 3.375%, 11/15/48	50,050,000	63,923,234
U.S. Treasury Bonds, 2.25%, 8/15/49	14,500,000	15,025,625
U.S. Treasury Bonds, 2.375%, 11/15/49	7,000,000	7,456,094
U.S. Treasury Bonds, 2.00%, 2/15/50	32,000,000	31,447,500
U.S. Treasury Bonds, 1.625%, 11/15/50	5,000,000	4,492,188
U.S. Treasury Bonds, 2.375%, 5/15/51	34,300,000	36,628,648
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	20,270,340	22,264,432
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	40,139,970	43,697,750
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	28,909,958	32,185,858
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	87,806,037	96,944,075
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	64,117,500	70,622,439
U.S. Treasury Notes, 0.75%, 5/31/26	39,700,000	39,476,687
U.S. Treasury Notes, 1.50%, 8/31/21	5,000,000	5,012,098
U.S. Treasury Notes, 1.875%, 1/31/22	2,000,000	2,021,231
U.S. Treasury Notes, 1.75%, 6/15/22	5,000,000	5,078,953
U.S. Treasury Notes, 0.125%, 10/31/22	20,000,000	19,995,312
U.S. Treasury Notes, 1.625%, 12/15/22	80,000,000	81,710,938
U.S. Treasury Notes, 0.125%, 12/31/22	30,000,000	29,980,078
U.S. Treasury Notes, 0.50%, 3/15/23	55,000,000	55,286,816
U.S. Treasury Notes, 1.50%, 3/31/23	3,500,000	3,578,818
U.S. Treasury Notes, 0.125%, 5/31/23	25,000,000	24,948,242
U.S. Treasury Notes, 0.25%, 6/15/23	50,000,000	50,013,672
U.S. Treasury Notes, 0.125%, 8/15/23	19,000,000	18,945,078
U.S. Treasury Notes, 0.125%, 9/15/23	60,000,000	59,791,406
U.S. Treasury Notes, 0.125%, 10/15/23	50,000,000	49,794,922
U.S. Treasury Notes, 0.25%, 11/15/23	100,000,000	99,851,562
U.S. Treasury Notes, 0.125%, 12/15/23	86,000,000	85,563,282
U.S. Treasury Notes, 0.125%, 1/15/24	45,000,000	44,734,570
U.S. Treasury Notes, 2.375%, 2/29/24	15,000,000	15,793,359
U.S. Treasury Notes, 0.25%, 3/15/24	42,000,000	41,839,219
U.S. Treasury Notes, 0.375%, 4/15/24	34,000,000	33,962,813

U.S. Treasury Notes, 2.125%, 11/30/24	23,500,000	24,756,699
U.S. Treasury Notes, 1.125%, 2/28/25	57,000,000	58,053,164
U.S. Treasury Notes, 0.25%, 5/31/25	24,800,000	24,388,281
U.S. Treasury Notes, 0.25%, 8/31/25	97,000,000	95,071,367
U.S. Treasury Notes, 0.375%, 11/30/25	44,500,000	43,705,606
U.S. Treasury Notes, 2.625%, 12/31/25	20,000,000	21,625,000
U.S. Treasury Notes, 1.375%, 8/31/26	13,500,000	13,823,262
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,648,750
U.S. Treasury Notes, 1.125%, 2/28/27	22,000,000	22,162,422
U.S. Treasury Notes, 0.625%, 3/31/27	69,000,000	67,522,969
U.S. Treasury Notes, 0.50%, 4/30/27	45,000,000	43,655,274
U.S. Treasury Notes, 0.50%, 6/30/27	16,100,000	15,575,492
U.S. Treasury Notes, 0.50%, 8/31/27	54,000,000	52,084,687
U.S. Treasury Notes, 0.625%, 11/30/27	20,000,000	19,364,062
U.S. Treasury Notes, 0.625%, 12/31/27	25,000,000	24,174,805
U.S. Treasury Notes, 0.75%, 1/31/28	7,500,000	7,303,418
U.S. Treasury Notes, 1.25%, 3/31/28	9,500,000	9,538,965
U.S. Treasury Notes, 1.25%, 4/30/28	64,000,000	64,210,000
U.S. Treasury Notes, 1.50%, 2/15/30	1,200,000	1,212,047
TOTAL U.S. TREASURY SECURITIES (Cost $2,063,386,975)		2,059,692,655
CORPORATE BONDS — 26.7%
Aerospace and Defense — 0.4%
Boeing Co. (The), 2.20%, 2/4/26	5,010,000	5,058,683
Boeing Co. (The), 5.81%, 5/1/50	2,830,000	3,817,220
Lockheed Martin Corp., 3.80%, 3/1/45	430,000	501,478
Raytheon Technologies Corp., 4.125%, 11/16/28	6,820,000	7,852,196
Teledyne Technologies, Inc., 2.25%, 4/1/28	3,420,000	3,484,685
		20,714,262
Airlines — 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(2)	7,204,000	7,744,970
Southwest Airlines Co., 5.125%, 6/15/27	5,521,000	6,498,925
		14,243,895
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	1,950,000	1,981,921
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	5,290,000	5,428,333
General Motors Co., 5.15%, 4/1/38	3,360,000	4,107,718
General Motors Financial Co., Inc., 2.75%, 6/20/25	9,194,000	9,684,892
General Motors Financial Co., Inc., 2.70%, 8/20/27	4,782,000	4,974,689
General Motors Financial Co., Inc., 2.70%, 6/10/31	2,698,000	2,713,446
Toyota Motor Credit Corp., MTN, 1.90%, 4/6/28	4,930,000	5,026,033
		33,917,032
Banks — 3.4%
Banco Santander SA, 2.96%, 3/25/31	7,400,000	7,630,113
Bank of America Corp., MTN, 4.18%, 11/25/27	3,265,000	3,659,953
Bank of America Corp., MTN, VRN, 2.09%, 6/14/29	7,655,000	7,724,406
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	13,200,000	12,830,207
Bank of America Corp., VRN, 3.42%, 12/20/28	8,875,000	9,672,302
Barclays plc, 5.20%, 5/12/26	4,530,000	5,185,785
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	6,945,000	7,682,906
BPCE SA, 4.50%, 3/15/25(2)	2,669,000	2,944,165
Citigroup, Inc., VRN, 1.46%, 6/9/27	7,140,000	7,117,696
Citigroup, Inc., VRN, 3.52%, 10/27/28	10,987,000	12,038,741
Citigroup, Inc., VRN, 2.57%, 6/3/31	7,408,000	7,623,074
Commonwealth Bank of Australia, 2.69%, 3/11/31(2)	5,370,000	5,374,030

FNB Corp., 2.20%, 2/24/23	4,790,000	4,867,613
HSBC Holdings plc, VRN, 1.59%, 5/24/27	6,355,000	6,372,031
HSBC Holdings plc, VRN, 2.80%, 5/24/32	3,160,000	3,245,333
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	3,720,000	3,741,008
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	5,995,000	6,143,036
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	5,300,000	5,346,809
JPMorgan Chase & Co., VRN, 3.16%, 4/22/42	8,550,000	8,909,760
National Australia Bank Ltd., 2.99%, 5/21/31(2)	6,200,000	6,299,870
PNC Bank N.A., 4.05%, 7/26/28	6,535,000	7,569,568
Societe Generale SA, VRN, 2.89%, 6/9/32(2)	5,535,000	5,607,896
SVB Financial Group, 2.10%, 5/15/28	5,865,000	5,954,641
Truist Bank, VRN, 2.64%, 9/17/29	3,330,000	3,490,972
Truist Financial Corp., MTN, VRN, 1.89%, 6/7/29	2,350,000	2,359,409
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	5,000,000	5,188,923
Wells Fargo & Co., VRN, 2.19%, 4/30/26	649,000	674,060
Wells Fargo & Co., VRN, 3.07%, 4/30/41	6,725,000	6,910,902
		172,165,209
Beverages — 0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	5,395,000	6,840,684
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	8,100,000	9,657,611
		16,498,295
Biotechnology — 0.4%
AbbVie, Inc., 3.20%, 11/21/29	6,170,000	6,706,058
AbbVie, Inc., 4.40%, 11/6/42	2,290,000	2,784,348
Gilead Sciences, Inc., 3.65%, 3/1/26	7,660,000	8,448,883
Gilead Sciences, Inc., 1.20%, 10/1/27	1,197,000	1,167,699
		19,106,988
Building Products†
Lennox International, Inc., 1.70%, 8/1/27	1,490,000	1,491,088
Capital Markets — 2.0%
Ares Capital Corp., 2.875%, 6/15/28	4,518,000	4,592,903
Bain Capital Specialty Finance, Inc., 2.95%, 3/10/26	6,830,000	6,999,034
Blackstone Secured Lending Fund, 2.75%, 9/16/26(2)	4,785,000	4,852,446
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	4,550,000	4,525,253
CI Financial Corp., 4.10%, 6/15/51	6,120,000	6,408,266
FS KKR Capital Corp., 3.40%, 1/15/26	8,539,000	8,834,071
FS KKR Capital Corp., 2.625%, 1/15/27	2,156,000	2,134,226
Goldman Sachs Group, Inc. (The), VRN, 1.43%, 3/9/27	16,125,000	16,086,476
Goldman Sachs Group, Inc. (The), VRN, 3.21%, 4/22/42	3,200,000	3,352,115
Golub Capital BDC, Inc., 2.50%, 8/24/26	5,025,000	5,056,632
Macquarie Group Ltd., VRN, 1.63%, 9/23/27(2)	2,057,000	2,043,926
Morgan Stanley, VRN, 1.59%, 5/4/27	14,084,000	14,189,810
Morgan Stanley, VRN, 3.22%, 4/22/42	1,711,000	1,815,719
Owl Rock Capital Corp., 3.40%, 7/15/26	3,510,000	3,661,641
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(2)	3,876,000	4,265,997
Owl Rock Technology Finance Corp., 3.75%, 6/17/26(2)	2,315,000	2,436,552
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	6,310,000	6,237,621
Prospect Capital Corp., 3.71%, 1/22/26	4,970,000	5,110,359
		102,603,047
Chemicals — 0.1%
Dow Chemical Co. (The), 3.60%, 11/15/50	4,520,000	4,892,793
International Flavors & Fragrances, Inc., 1.83%, 10/15/27(2)	2,168,000	2,163,892
		7,056,685
Commercial Services and Supplies — 0.4%
Republic Services, Inc., 2.30%, 3/1/30	3,071,000	3,122,282

Sodexo, Inc., 2.72%, 4/16/31(2)	10,760,000	10,987,539
Waste Connections, Inc., 2.60%, 2/1/30	3,370,000	3,486,047
Waste Management, Inc., 2.50%, 11/15/50	1,660,000	1,559,441
		19,155,309
Construction and Engineering†
Quanta Services, Inc., 2.90%, 10/1/30	1,925,000	1,998,587
Construction Materials — 0.1%
Eagle Materials, Inc., 2.50%, 7/1/31(3)	2,567,000	2,546,459
Consumer Finance — 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	4,360,000	4,728,531
Avolon Holdings Funding Ltd., 4.375%, 5/1/26(2)	5,370,000	5,842,962
		10,571,493
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	3,800,000	3,883,896
Berry Global, Inc., 1.57%, 1/15/26(2)	5,490,000	5,498,784
WRKCo, Inc., 3.00%, 9/15/24	2,374,000	2,516,006
		11,898,686
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	3,332,150
Novant Health, Inc., 3.17%, 11/1/51	3,800,000	3,998,047
Pepperdine University, 3.30%, 12/1/59	3,740,000	3,767,738
		11,097,935
Diversified Financial Services — 0.4%
Block Financial LLC, 2.50%, 7/15/28	4,167,000	4,190,531
Deutsche Bank AG, VRN, 3.04%, 5/28/32	9,200,000	9,374,956
GE Capital Funding LLC, 4.40%, 5/15/30	3,370,000	3,929,968
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	3,420,000	4,104,829
		21,600,284
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.55%, 12/1/33(2)	6,967,000	6,909,284
AT&T, Inc., 3.55%, 9/15/55(2)	11,972,000	12,029,574
Ooredoo International Finance Ltd., 2.625%, 4/8/31(2)	2,500,000	2,535,930
Ooredoo International Finance Ltd., MTN, 3.25%, 2/21/23	930,000	968,719
Telefonica Emisiones SA, 4.90%, 3/6/48	8,430,000	10,121,772
Verizon Communications, Inc., 4.33%, 9/21/28	3,683,000	4,287,912
Verizon Communications, Inc., 1.75%, 1/20/31	8,385,000	8,041,623
Verizon Communications, Inc., 2.65%, 11/20/40	6,933,000	6,684,243
Verizon Communications, Inc., 2.99%, 10/30/56	2,970,000	2,796,695
		54,375,752
Electric Utilities — 1.8%
AEP Texas, Inc., 2.10%, 7/1/30	5,290,000	5,193,240
Baltimore Gas and Electric Co., 2.25%, 6/15/31	2,800,000	2,830,309
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	4,360,000	4,712,014
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	2,945,000	3,380,806
Commonwealth Edison Co., 3.20%, 11/15/49	4,255,000	4,524,424
DTE Electric Co., 2.25%, 3/1/30	4,530,000	4,655,293
Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,823,000	1,894,416
Duke Energy Corp., 2.55%, 6/15/31	5,170,000	5,242,854
Duke Energy Florida LLC, 1.75%, 6/15/30	3,325,000	3,261,250
Duke Energy Florida LLC, 3.85%, 11/15/42	2,740,000	3,173,382
Duke Energy Progress LLC, 4.15%, 12/1/44	4,040,000	4,898,142
Entergy Arkansas LLC, 2.65%, 6/15/51	2,260,000	2,148,362
Exelon Corp., 4.45%, 4/15/46	2,440,000	2,967,328
Florida Power & Light Co., 4.125%, 2/1/42	2,268,000	2,780,385
Indiana Michigan Power Co., 3.25%, 5/1/51	1,822,000	1,913,350

MidAmerican Energy Co., 4.40%, 10/15/44	3,585,000	4,445,412
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	3,000,000	3,317,576
Northern States Power Co., 3.20%, 4/1/52	2,950,000	3,156,816
Pacific Gas and Electric Co., 4.20%, 6/1/41	1,890,000	1,866,427
PacifiCorp, 3.30%, 3/15/51	3,470,000	3,689,744
Public Service Co. of Colorado, 1.875%, 6/15/31	3,844,000	3,827,894
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	3,970,000	3,762,603
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,090,000	2,331,460
Virginia Electric and Power Co., 2.45%, 12/15/50	4,824,000	4,454,636
Xcel Energy, Inc., 3.40%, 6/1/30	4,480,000	4,918,452
		89,346,575
Electronic Equipment, Instruments and Components†
Vontier Corp., 1.80%, 4/1/26(2)	2,160,000	2,150,723
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	1,608,000	1,733,443
Entertainment — 0.1%
Netflix, Inc., 4.875%, 4/15/28	3,404,000	3,961,507
Equity Real Estate Investment Trusts (REITs) — 2.3%
Agree LP, 2.00%, 6/15/28	6,200,000	6,155,732
American Homes 4 Rent LP, 2.375%, 7/15/31(3)	1,360,000	1,345,135
American Homes 4 Rent LP, 3.375%, 7/15/51(3)	1,140,000	1,140,342
Corporate Office Properties LP, 2.75%, 4/15/31	1,777,000	1,792,720
Crown Castle International Corp., 3.80%, 2/15/28	6,917,000	7,690,910
EPR Properties, 4.75%, 12/15/26	3,299,000	3,580,486
EPR Properties, 4.95%, 4/15/28	8,327,000	9,001,786
Federal Realty Investment Trust, 3.625%, 8/1/46	4,935,000	5,125,814
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	4,320,000	4,983,293
Host Hotels & Resorts LP, 4.00%, 6/15/25	5,205,000	5,637,799
Hudson Pacific Properties LP, 3.25%, 1/15/30	4,580,000	4,838,876
Lexington Realty Trust, 2.70%, 9/15/30	6,305,000	6,418,669
National Health Investors, Inc., 3.00%, 2/1/31	10,580,000	10,253,455
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	8,800,000	9,056,330
Spirit Realty LP, 3.20%, 1/15/27	1,785,000	1,901,917
Spirit Realty LP, 4.00%, 7/15/29	8,297,000	9,223,077
Spirit Realty LP, 3.20%, 2/15/31	1,414,000	1,476,892
STORE Capital Corp., 4.50%, 3/15/28	8,695,000	9,841,223
Sun Communities Operating LP, 2.70%, 7/15/31	2,429,000	2,434,067
Vornado Realty LP, 3.40%, 6/1/31	5,402,000	5,591,168
Welltower, Inc., 2.80%, 6/1/31	7,825,000	8,093,442
		115,583,133
Food and Staples Retailing — 0.3%
Kroger Co. (The), 3.875%, 10/15/46	3,420,000	3,777,729
Sysco Corp., 5.95%, 4/1/30	5,832,000	7,487,292
Walmart, Inc., 4.05%, 6/29/48	5,290,000	6,654,905
		17,919,926
Food Products — 0.1%
Mondelez International, Inc., 2.75%, 4/13/30	5,201,000	5,483,413
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(2)	4,500,000	4,572,270
Health Care Equipment and Supplies†
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	2,085,000	2,284,019
Health Care Providers and Services — 1.0%
Centene Corp., 2.45%, 7/15/28(3)	3,290,000	3,338,527
Centene Corp., 3.375%, 2/15/30	4,465,000	4,673,404
Cigna Corp., 2.40%, 3/15/30	4,490,000	4,584,806

CVS Health Corp., 4.30%, 3/25/28	2,826,000	3,249,138
CVS Health Corp., 1.75%, 8/21/30	3,320,000	3,204,676
CVS Health Corp., 4.78%, 3/25/38	2,030,000	2,501,124
DaVita, Inc., 4.625%, 6/1/30(2)	5,000,000	5,147,350
Duke University Health System, Inc., 3.92%, 6/1/47	1,825,000	2,202,332
HCA, Inc., 2.375%, 7/15/31	8,460,000	8,371,277
HCA, Inc., 3.50%, 7/15/51	3,920,000	3,925,469
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,135,000	3,245,048
Universal Health Services, Inc., 2.65%, 10/15/30(2)	4,360,000	4,389,561
		48,832,712
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 2.85%, 4/15/31	2,620,000	2,663,132
Marriott International, Inc., 3.50%, 10/15/32	6,331,000	6,733,716
		9,396,848
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	1,075,000	1,179,585
D.R. Horton, Inc., 2.50%, 10/15/24	3,490,000	3,659,957
		4,839,542
Industrial Conglomerates — 0.1%
General Electric Co., 4.35%, 5/1/50	3,010,000	3,645,629
Insurance — 1.3%
American International Group, Inc., 6.25%, 5/1/36	3,790,000	5,269,540
American International Group, Inc., 4.50%, 7/16/44	4,350,000	5,287,449
Athene Global Funding, 2.67%, 6/7/31(2)	9,100,000	9,228,942
Athene Holding Ltd., 3.95%, 5/25/51	5,035,000	5,410,837
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	7,610,000	7,622,685
Equitable Financial Life Global Funding, 1.80%, 3/8/28(2)	3,540,000	3,524,391
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	2,868,000	2,891,207
Nippon Life Insurance Co., VRN, 2.75%, 1/21/51(2)	7,200,000	7,065,000
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	6,880,000	7,088,531
SBL Holdings, Inc., 5.00%, 2/18/31(2)	3,545,000	3,823,442
Security Benefit Global Funding, 1.25%, 5/17/24(2)	6,390,000	6,403,219
		63,615,243
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 2.10%, 5/12/31	6,400,000	6,511,818
Amazon.com, Inc., 2.875%, 5/12/41	5,705,000	5,893,348
Meituan, 3.05%, 10/28/30(2)	2,625,000	2,599,975
		15,005,141
IT Services — 0.1%
International Business Machines Corp., 2.85%, 5/15/40	4,065,000	4,140,686
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc., 2.30%, 3/12/31	8,624,000	8,631,627
Illumina, Inc., 2.55%, 3/23/31	6,480,000	6,584,322
		15,215,949
Machinery — 0.1%
Cummins, Inc., 2.60%, 9/1/50	3,040,000	2,911,948
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	4,295,000	4,868,625
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	4,865,000	4,905,948
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	7,520,000	8,971,988
Comcast Corp., 3.40%, 4/1/30	8,742,000	9,658,396
Comcast Corp., 3.75%, 4/1/40	1,285,000	1,450,827
Cox Communications, Inc., 2.60%, 6/15/31(2)	3,240,000	3,292,177
Omnicom Group, Inc., 2.60%, 8/1/31	3,440,000	3,499,785
Time Warner Cable LLC, 4.50%, 9/15/42	7,235,000	8,064,370

ViacomCBS, Inc., 4.375%, 3/15/43	2,870,000	3,328,819
		48,040,935
Metals and Mining — 0.4%
Minera Mexico SA de CV, 4.50%, 1/26/50(2)	4,800,000	5,386,464
Newcrest Finance Pty Ltd., 4.20%, 5/13/50(2)	1,730,000	1,986,700
Steel Dynamics, Inc., 3.45%, 4/15/30	2,575,000	2,808,288
Teck Resources Ltd., 3.90%, 7/15/30	1,950,000	2,103,964
Teck Resources Ltd., 6.25%, 7/15/41	4,460,000	5,838,415
		18,123,831
Multi-Utilities — 0.7%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(2)	3,120,000	3,144,336
Ameren Corp., 3.50%, 1/15/31	5,618,000	6,158,543
CenterPoint Energy, Inc., 4.25%, 11/1/28	4,781,000	5,502,651
CenterPoint Energy, Inc., 2.65%, 6/1/31	2,037,000	2,077,345
Dominion Energy, Inc., 4.90%, 8/1/41	3,620,000	4,585,493
NiSource, Inc., 5.65%, 2/1/45	3,515,000	4,860,298
Sempra Energy, 3.25%, 6/15/27	3,040,000	3,301,038
WEC Energy Group, Inc., 1.375%, 10/15/27	5,720,000	5,592,993
		35,222,697
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA, 3.75%, 1/15/30(2)	5,420,000	5,854,521
Aker BP ASA, 4.00%, 1/15/31(2)	1,960,000	2,156,768
BP Capital Markets America, Inc., 3.06%, 6/17/41	3,030,000	3,059,615
Chevron Corp., 2.00%, 5/11/27	2,490,000	2,571,697
Diamondback Energy, Inc., 3.50%, 12/1/29	6,290,000	6,739,257
Energy Transfer LP, 4.25%, 3/15/23	4,430,000	4,650,129
Energy Transfer LP, 3.75%, 5/15/30	6,980,000	7,588,975
Energy Transfer LP, 4.90%, 3/15/35	3,300,000	3,826,649
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,120,000	6,270,491
Equinor ASA, 3.25%, 11/18/49	1,460,000	1,555,551
Exxon Mobil Corp., 1.57%, 4/15/23	4,030,000	4,120,643
Flex Intermediate Holdco LLC, 3.36%, 6/30/31(2)	4,970,000	5,041,188
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(2)	8,000,000	7,965,889
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,058,000	4,271,238
Lundin Energy Finance BV, 3.10%, 7/15/31(2)	2,610,000	2,641,997
MPLX LP, 4.50%, 4/15/38	1,117,000	1,283,375
Petroleos Mexicanos, 3.50%, 1/30/23	1,550,000	1,584,472
Petroleos Mexicanos, 4.625%, 9/21/23	1,800,000	1,880,568
Petroleos Mexicanos, 6.50%, 3/13/27	2,100,000	2,219,175
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	48,350
Petroleos Mexicanos, 5.50%, 6/27/44	100,000	81,745
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	4,050,000	4,339,365
SA Global Sukuk Ltd., 2.69%, 6/17/31(2)	8,750,000	8,869,525
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	7,650,000	8,749,757
Saudi Arabian Oil Co., 1.625%, 11/24/25(2)	2,000,000	2,021,988
Suncor Energy, Inc., 3.75%, 3/4/51	3,590,000	3,890,515
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	2,550,000	2,763,264
		106,046,707
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.10%, 4/30/27(2)	4,870,000	5,028,268
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 1.75%, 5/28/28	1,134,000	1,134,741
Astrazeneca Finance LLC, 2.25%, 5/28/31	1,870,000	1,900,948
Bristol-Myers Squibb Co., 2.55%, 11/13/50	4,203,000	4,029,184
Royalty Pharma plc, 2.20%, 9/2/30(2)	2,650,000	2,601,457

Viatris, Inc., 2.70%, 6/22/30(2)	3,461,000	3,502,490
Viatris, Inc., 4.00%, 6/22/50(2)	2,411,000	2,554,130
		15,722,950
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31	5,500,000	5,507,098
Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(2)	2,781,000	2,911,123
		8,418,221
Road and Rail — 0.8%
Ashtead Capital, Inc., 4.125%, 8/15/25(2)	5,200,000	5,333,250
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	3,540,000	4,313,521
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	2,300,000	2,517,083
CSX Corp., 3.25%, 6/1/27	5,120,000	5,621,639
DAE Funding LLC, 1.55%, 8/1/24(2)	1,327,000	1,326,828
DAE Funding LLC, 3.375%, 3/20/28(2)	7,137,000	7,318,387
Norfolk Southern Corp., 2.30%, 5/15/31	1,813,000	1,835,027
Union Pacific Corp., 2.40%, 2/5/30	2,770,000	2,865,549
Union Pacific Corp., 2.375%, 5/20/31	1,910,000	1,953,027
Union Pacific Corp., MTN, 3.55%, 8/15/39	5,340,000	5,947,572
		39,031,883
Semiconductors and Semiconductor Equipment — 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	4,535,000	5,013,705
Microchip Technology, Inc., 4.25%, 9/1/25	9,300,000	9,766,535
		14,780,240
Software — 0.3%
Oracle Corp., 3.60%, 4/1/40	7,720,000	8,155,515
salesforce.com, Inc., 1.50%, 7/15/28(3)	4,993,000	4,986,581
salesforce.com, Inc., 2.70%, 7/15/41(3)	3,790,000	3,820,065
		16,962,161
Specialty Retail — 0.5%
Home Depot, Inc. (The), 2.50%, 4/15/27	3,930,000	4,190,446
Home Depot, Inc. (The), 3.90%, 6/15/47	3,450,000	4,103,218
Home Depot, Inc. (The), 2.375%, 3/15/51	6,120,000	5,672,400
Lowe's Cos., Inc., 1.30%, 4/15/28	4,687,000	4,577,009
Lowe's Cos., Inc., 2.625%, 4/1/31	4,600,000	4,758,331
		23,301,404
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.65%, 2/8/51	10,590,000	10,374,510
Dell International LLC / EMC Corp., 4.90%, 10/1/26	6,405,000	7,399,062
EMC Corp., 3.375%, 6/1/23	9,960,000	10,368,509
HP, Inc., 2.65%, 6/17/31(2)	3,390,000	3,391,358
Western Digital Corp., 4.75%, 2/15/26	4,540,000	5,050,750
		36,584,189
Thrifts and Mortgage Finance†
PennyMac Financial Services, Inc., 4.25%, 2/15/29(2)	1,696,000	1,636,352
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(2)	4,430,000	4,979,018
BOC Aviation Ltd., MTN, 1.75%, 1/21/26	3,100,000	3,070,037
		8,049,055
Transportation Infrastructure — 0.1%
GXO Logistics, Inc., 2.65%, 7/15/31(2)(3)	2,604,000	2,586,345
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	4,310,000	4,479,701
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 4.75%, 2/1/28	6,606,000	7,084,935
T-Mobile USA, Inc., 3.50%, 4/15/31	6,664,000	6,902,571

Vodafone Group plc, 4.375%, 2/19/43	4,035,000	4,720,329
Vodafone Group plc, VRN, 4.125%, 6/4/81	10,675,000	10,672,331
		29,380,166
TOTAL CORPORATE BONDS (Cost $1,314,364,462)		1,345,074,818
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 15.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.25%), 9/1/35	319,603	341,022
FHLMC, VRN, 2.26%, (12-month LIBOR plus 1.87%), 7/1/36	812,387	861,341
FHLMC, VRN, 2.61%, (1-year H15T1Y plus 2.25%), 7/1/36	49,694	53,180
FHLMC, VRN, 2.34%, (1-year H15T1Y plus 2.14%), 10/1/36	738,179	790,325
FHLMC, VRN, 2.43%, (1-year H15T1Y plus 2.26%), 4/1/37	610,213	650,282
FHLMC, VRN, 2.17%, (12-month LIBOR plus 1.78%), 2/1/38	251,453	267,039
FHLMC, VRN, 2.23%, (12-month LIBOR plus 1.87%), 6/1/38	108,095	112,889
FHLMC, VRN, 2.63%, (12-month LIBOR plus 1.88%), 7/1/40	31,116	32,863
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.77%), 9/1/40	64,164	66,820
FHLMC, VRN, 2.15%, (12-month LIBOR plus 1.88%), 5/1/41	36,470	38,059
FHLMC, VRN, 2.85%, (12-month LIBOR plus 1.86%), 7/1/41	423,381	450,158
FHLMC, VRN, 2.05%, (12-month LIBOR plus 1.65%), 12/1/42	284,269	299,180
FHLMC, VRN, 2.02%, (12-month LIBOR plus 1.64%), 2/1/43	66,347	68,095
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 5/1/43	93,440	98,121
FHLMC, VRN, 1.87%, (12-month LIBOR plus 1.62%), 6/1/43	1,663	1,669
FHLMC, VRN, 2.46%, (12-month LIBOR plus 1.65%), 6/1/43	55,171	55,439
FHLMC, VRN, 2.87%, (12-month LIBOR plus 1.63%), 1/1/44	1,161,018	1,211,686
FHLMC, VRN, 3.23%, (12-month LIBOR plus 1.62%), 6/1/44	452,927	472,811
FHLMC, VRN, 2.30%, (12-month LIBOR plus 1.60%), 10/1/44	531,162	554,623
FHLMC, VRN, 2.59%, (12-month LIBOR plus 1.60%), 6/1/45	1,079,605	1,130,167
FHLMC, VRN, 2.24%, (12-month LIBOR plus 1.63%), 8/1/46	1,277,764	1,330,347
FHLMC, VRN, 3.05%, (12-month LIBOR plus 1.64%), 9/1/47	868,814	905,949
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	116,988	122,061
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	901,921	940,853
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	652,616	680,787
FNMA, VRN, 1.82%, (6-month LIBOR plus 1.57%), 6/1/35	331,958	346,352
FNMA, VRN, 1.79%, (6-month LIBOR plus 1.54%), 9/1/35	639,398	666,570
FNMA, VRN, 2.36%, (1-year H15T1Y plus 2.16%), 3/1/38	642,321	685,208
FNMA, VRN, 2.07%, (12-month LIBOR plus 1.69%), 1/1/40	28,424	29,596
FNMA, VRN, 2.54%, (12-month LIBOR plus 1.79%), 8/1/40	63,147	66,623
FNMA, VRN, 2.32%, (12-month LIBOR plus 1.77%), 10/1/40	118,294	125,034
FNMA, VRN, 2.45%, (12-month LIBOR plus 1.75%), 8/1/41	95,040	100,353
FNMA, VRN, 2.06%, (12-month LIBOR plus 1.57%), 3/1/43	155,941	160,115
FNMA, VRN, 1.93%, (12-month LIBOR plus 1.57%), 1/1/45	31,545	32,183
FNMA, VRN, 2.34%, (12-month LIBOR plus 1.59%), 8/1/45	315,477	328,569
FNMA, VRN, 2.63%, (12-month LIBOR plus 1.60%), 4/1/46	1,775,074	1,867,099
FNMA, VRN, 3.14%, (12-month LIBOR plus 1.61%), 3/1/47	750,004	785,384
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	1,893,289	1,980,905
FNMA, VRN, 3.10%, (12-month LIBOR plus 1.61%), 4/1/47	1,385,783	1,450,838
FNMA, VRN, 2.92%, (12-month LIBOR plus 1.62%), 5/1/47	1,644,104	1,724,814
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	540,153	566,117
		22,451,526
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 15.1%
FHLMC, 7.00%, 9/1/27	98	111
FHLMC, 6.50%, 1/1/28	160	179
FHLMC, 7.00%, 2/1/28	25	28
FHLMC, 6.50%, 3/1/29	997	1,131
FHLMC, 6.50%, 6/1/29	1,423	1,596

FHLMC, 7.00%, 8/1/29	120	132
FHLMC, 6.50%, 5/1/31	1,293	1,449
FHLMC, 6.50%, 6/1/31	152	171
FHLMC, 5.50%, 12/1/33	13,543	15,418
FHLMC, 6.00%, 2/1/38	106,548	126,599
FHLMC, 5.50%, 4/1/38	56,736	66,082
FHLMC, 6.00%, 5/1/38	90,788	107,786
FHLMC, 6.00%, 8/1/38	13,706	15,587
FHLMC, 5.50%, 9/1/38	476,400	555,062
FHLMC, 4.50%, 5/1/47	6,283,409	6,832,446
FHLMC, 3.50%, 12/1/47	4,272,508	4,536,220
FHLMC, 4.00%, 9/1/48	12,059,263	12,869,970
FHLMC, 4.00%, 10/1/48	1,479,751	1,576,017
FHLMC, 4.00%, 10/1/48	10,856,077	11,555,531
FHLMC, 3.50%, 4/1/49	20,566,788	21,652,580
FHLMC, 3.50%, 10/1/49	32,048,860	33,712,918
FHLMC, 3.00%, 8/1/50	16,120,332	16,835,851
FNMA, 6.50%, 1/1/26	613	687
FNMA, 0.75%, 10/8/27	21,000,000	20,492,758
FNMA, 7.00%, 12/1/27	111	115
FNMA, 7.50%, 4/1/28	1,551	1,717
FNMA, 7.00%, 5/1/28	1,424	1,476
FNMA, 7.00%, 6/1/28	26	26
FNMA, 6.50%, 1/1/29	167	190
FNMA, 6.50%, 4/1/29	664	744
FNMA, 7.00%, 7/1/29	102	102
FNMA, 7.50%, 7/1/29	774	783
FNMA, 7.50%, 9/1/30	447	521
FNMA, 6.625%, 11/15/30	6,500,000	9,411,312
FNMA, 7.00%, 9/1/31	2,200	2,323
FNMA, 6.50%, 1/1/32	582	653
FNMA, 6.50%, 8/1/32	2,828	3,212
FNMA, 5.50%, 6/1/33	8,204	9,465
FNMA, 5.50%, 7/1/33	44,941	51,819
FNMA, 5.50%, 8/1/33	21,266	24,566
FNMA, 5.50%, 9/1/33	24,252	27,999
FNMA, 6.00%, 12/1/33	309,763	367,588
FNMA, 5.50%, 1/1/34	17,476	20,060
FNMA, 3.50%, 3/1/34	1,012,170	1,090,071
FNMA, 5.50%, 12/1/34	29,898	34,007
FNMA, 4.50%, 1/1/35	110,216	121,320
FNMA, 5.50%, 7/1/36	19,258	21,962
FNMA, 5.50%, 2/1/37	8,202	9,525
FNMA, 6.00%, 4/1/37	87,434	103,753
FNMA, 6.00%, 7/1/37	225,259	267,121
FNMA, 6.00%, 8/1/37	122,729	145,685
FNMA, 6.50%, 8/1/37	11,332	12,980
FNMA, 6.00%, 9/1/37	134,864	159,561
FNMA, 6.00%, 11/1/37	50,181	59,417
FNMA, 5.50%, 2/1/38	417,562	486,083
FNMA, 5.50%, 2/1/38	42,673	48,807
FNMA, 5.50%, 6/1/38	125,314	145,723
FNMA, 4.50%, 2/1/39	233,623	260,754
FNMA, 5.50%, 3/1/39	245,870	286,334
FNMA, 4.50%, 4/1/39	180,837	201,935

FNMA, 4.50%, 5/1/39	489,597	546,717
FNMA, 6.50%, 5/1/39	70,562	82,290
FNMA, 4.50%, 6/1/39	246,043	273,661
FNMA, 4.50%, 9/1/39	1,072,352	1,197,487
FNMA, 4.50%, 10/1/39	884,364	987,564
FNMA, 4.00%, 10/1/40	899,991	1,002,264
FNMA, 4.50%, 11/1/40	779,155	868,206
FNMA, 3.50%, 12/1/40	125,801	136,288
FNMA, 4.00%, 8/1/41	1,386,613	1,532,376
FNMA, 4.50%, 9/1/41	95,840	106,590
FNMA, 4.50%, 9/1/41	635,726	702,075
FNMA, 3.50%, 10/1/41	800,089	858,757
FNMA, 3.50%, 12/1/41	4,003,108	4,315,093
FNMA, 4.00%, 12/1/41	2,071,621	2,268,847
FNMA, 3.50%, 1/1/42	86,294	93,019
FNMA, 3.50%, 2/1/42	2,781,534	2,997,414
FNMA, 3.50%, 4/1/42	216,340	234,531
FNMA, 3.50%, 5/1/42	1,050,769	1,138,975
FNMA, 3.50%, 6/1/42	1,000,449	1,085,725
FNMA, 3.50%, 8/1/42	147,449	158,234
FNMA, 3.50%, 8/1/42	5,046,796	5,455,732
FNMA, 3.50%, 9/1/42	1,290,843	1,395,263
FNMA, 3.50%, 12/1/42	419,419	454,695
FNMA, 4.00%, 1/1/44	297,189	326,936
FNMA, 4.00%, 11/1/45	581,587	629,452
FNMA, 4.00%, 11/1/45	2,557,349	2,767,842
FNMA, 4.00%, 2/1/46	3,262,005	3,536,464
FNMA, 4.00%, 4/1/46	6,449,727	6,981,228
FNMA, 6.50%, 8/1/47	4,158	4,503
FNMA, 6.50%, 9/1/47	8,376	9,038
FNMA, 6.50%, 9/1/47	404	437
FNMA, 6.50%, 9/1/47	4,429	4,777
FNMA, 3.50%, 3/1/48	3,657,571	3,868,111
FNMA, 4.00%, 6/1/48	9,661,220	10,318,572
FNMA, 4.50%, 7/1/48	9,320,177	10,085,221
FNMA, 4.00%, 8/1/48	2,764,300	2,950,119
FNMA, 4.50%, 2/1/49	5,698,969	6,144,050
FNMA, 3.50%, 4/1/49	12,869,394	13,549,457
FNMA, 4.00%, 6/1/49	15,576,576	16,590,023
FNMA, 3.50%, 7/1/49	3,840,815	4,043,847
FNMA, 3.50%, 9/1/49	897,569	944,992
FNMA, 4.50%, 9/1/49	2,160,972	2,320,014
FNMA, 3.00%, 12/1/49	14,109,683	14,748,468
FNMA, 3.00%, 3/1/50	9,704,889	10,141,406
FNMA, 3.00%, 3/1/50	55,643,888	58,531,203
FNMA, 2.50%, 4/1/50	3,950,358	4,091,426
FNMA, 3.00%, 5/1/50	5,988,940	6,303,239
FNMA, 3.00%, 6/1/50	5,834,567	6,092,581
FNMA, 3.00%, 6/1/50	6,034,962	6,306,212
FNMA, 3.00%, 6/1/50	6,168,589	6,508,623
FNMA, 2.50%, 10/1/50	58,432,424	60,511,467
FNMA, 2.50%, 6/1/51	6,488,434	6,719,295
FNMA, 3.00%, 6/1/51	2,442,345	2,581,548
GNMA, 2.50%, TBA	146,850,000	151,978,280

GNMA, 3.00%, TBA	44,500,000	46,433,838
GNMA, 7.00%, 11/15/22	157	158
GNMA, 7.00%, 4/20/26	106	117
GNMA, 7.50%, 8/15/26	249	277
GNMA, 8.00%, 8/15/26	107	117
GNMA, 8.00%, 6/15/27	309	310
GNMA, 7.00%, 2/15/28	86	86
GNMA, 7.50%, 2/15/28	10	10
GNMA, 6.50%, 3/15/28	411	458
GNMA, 6.50%, 5/15/28	1,399	1,560
GNMA, 7.00%, 5/15/31	1,346	1,577
GNMA, 6.00%, 7/15/33	364,058	433,570
GNMA, 4.50%, 8/15/33	348,333	390,917
GNMA, 5.00%, 3/20/36	41,706	47,005
GNMA, 5.00%, 4/20/36	80,532	90,763
GNMA, 5.00%, 5/20/36	124,070	139,831
GNMA, 5.50%, 1/15/39	501,422	589,950
GNMA, 6.00%, 1/20/39	17,761	20,796
GNMA, 6.00%, 2/20/39	112,973	132,330
GNMA, 4.50%, 6/15/39	970,505	1,095,695
GNMA, 5.00%, 9/15/39	28,828	33,383
GNMA, 5.50%, 9/15/39	40,942	47,359
GNMA, 5.00%, 10/15/39	452,425	522,540
GNMA, 4.50%, 1/15/40	363,500	410,511
GNMA, 4.00%, 11/20/40	1,164,860	1,275,143
GNMA, 4.00%, 12/15/40	462,055	512,851
GNMA, 4.50%, 6/15/41	360,925	414,034
GNMA, 4.50%, 7/20/41	511,632	566,158
GNMA, 3.50%, 4/20/42	2,604,207	2,793,818
GNMA, 3.50%, 6/20/42	5,660,115	6,061,849
GNMA, 3.50%, 3/20/43	366,547	393,614
GNMA, 3.50%, 4/20/43	2,247,348	2,410,863
GNMA, 4.50%, 11/20/43	60,344	66,773
GNMA, 3.50%, 7/20/44	155,682	166,575
GNMA, 4.00%, 9/20/45	328,997	356,046
GNMA, 3.50%, 3/15/46	1,303,096	1,400,778
GNMA, 3.50%, 4/20/46	4,462,481	4,739,170
GNMA, 2.50%, 7/20/46	6,616,086	6,907,648
GNMA, 2.50%, 8/20/46	727,442	758,760
GNMA, 2.50%, 2/20/47	360,032	375,841
GNMA, 3.00%, 4/20/50	38,429,039	40,257,299
UMBS, 3.00%, TBA	48,100,000	50,141,431
		761,808,461
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $780,254,206)		784,259,987
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.2%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.66%, 3/25/35	912,302	928,471
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	368,122	372,146
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	627,082	635,588
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	1,392,859	1,419,085
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 2.76%, 6/25/34	744,558	761,238
Bellemeade Re Ltd., Series 2019-1A, Class M1B, VRN, 1.84%, (1-month LIBOR plus 1.75%), 3/25/29(2)	2,237,005	2,238,257
Bellemeade Re Ltd., Series 2020-1A, Class M1B, VRN, 3.49%, (1-month LIBOR plus 3.40%), 6/25/30(2)	434,987	435,195

Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 2.59%, (1-month LIBOR plus 2.50%), 7/25/29(2)	8,980,000	8,996,448
Bellemeade Re Ltd., Series 2018-2A, Class B1, VRN, 2.74%, (1-month LIBOR plus 2.65%), 8/25/28(2)	16,074,570	16,075,454
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 2.04%, (1-month LIBOR plus 1.95%), 7/25/29(2)	4,060,000	4,066,642
Bellemeade Re Ltd., Series 2020-1A, Class B1, VRN, 4.49%, (1-month LIBOR plus 4.40%), 6/25/30(2)	3,250,000	3,267,105
Bellemeade Re Ltd., Series 2020-2A, Class M1C, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/26/30(2)	5,800,000	5,919,842
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.02%, 8/25/34	1,601,155	1,639,985
COLT Mortgage Loan Trust, Series 2020-1, Class A3 SEQ, VRN, 2.90%, 2/25/50(2)	3,736,027	3,758,242
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,169	3,078
Credit Suisse First Boston Mortgage-Backed Trust, Series 2004-AR6, Class 2A1, VRN, 2.53%, 10/25/34	20,701	20,765
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(2)	4,048,513	4,083,550
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A2 SEQ, 1.41%, 5/25/65(2)	3,181,683	3,204,978
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2 SEQ, VRN, 1.38%, 2/25/66(2)	6,577,655	6,585,494
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class A3 SEQ, VRN, 1.63%, 4/25/66(2)	5,072,465	5,069,291
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class A3, SEQ, VRN, 1.56%, 5/25/66(2)	4,635,000	4,634,908
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1 SEQ, VRN, 2.00%, 1/25/60(2)	6,580,339	6,680,818
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 10/25/34	766,299	793,211
GCAT Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.15%, 1/25/66(2)	7,108,873	7,087,432
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.34%, 6/25/34	320,439	321,275
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.55%, 5/25/34	551,519	542,240
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.87%, 1/25/35	539,613	552,465
Home RE Ltd., Series 2020-1, Class M1B, VRN, 3.34%, (1-month LIBOR plus 3.25%), 10/25/30(2)	10,600,000	10,717,921
Home RE Ltd., Series 2021-1 Class M1B, VRN, 1.64%, (1-month LIBOR plus 1.55%), 7/25/33(2)	4,300,000	4,291,141
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class A2, VRN, 1.69%, 10/25/55(2)	171,029	171,792
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	308,867	312,792
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	266,195	270,607
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	5,102,808	5,205,378
JP Morgan Mortgage Trust, Series 2020-3, Class B1A, VRN, 3.04%, 8/25/50(2)	10,141,926	10,338,208
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.88%, 11/21/34	689,539	697,123
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 11/25/35	1,057,536	1,057,235
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	595,185	602,427
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(2)	5,966,320	5,964,297
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(2)	4,261,657	4,260,206
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(2)	4,933,068	5,261,431
Newrez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 0.84%, (1-month LIBOR plus 0.75%), 5/25/55(2)	9,000,000	9,022,473
Oaktown Re V Ltd., Series 2020-2A, Class M1A, VRN, 2.49%, (1-month LIBOR plus 2.40%), 10/25/30(2)	2,732,932	2,745,591
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(2)	11,623,643	11,580,322
PSMC Trust, Series 2021-1, Class A11 SEQ, VRN, 2.50%, 3/25/51(2)	8,875,299	9,115,629
PSMC Trust, Series 2021-2, Class A3 SEQ, VRN, 2.50%, 5/25/51(2)	5,250,000	5,389,453
Radnor RE Ltd., Series 2021-1, Class M1B, VRN, 1.71%, (SOFR plus 1.70%), 12/27/33(2)	10,000,000	10,009,375
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	5,000,000	5,103,125
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	884,515	903,919
Starwood Mortgage Residential Trust, Series 2020-2, Class A2 SEQ, VRN, 3.97%, 4/25/60(2)	3,000,000	3,103,647
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	5,438,000	5,440,659
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.45%, 7/25/34	287,357	295,823
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(2)	6,430,867	6,459,826
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	7,588,004	7,622,112
Verus Securitization Trust 2021-1, Series 2021-1, Class A1, VRN, 0.82%, 1/25/66(2)	9,274,512	9,274,715
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	37,892	39,274
		225,349,704
U.S. Government Agency Collateralized Mortgage Obligations — 2.7%
FHLMC, Series 2014-DN3, Class M3, VRN, 4.09%, (1-month LIBOR plus 4.00%), 8/25/24	1,812,726	1,850,827
FHLMC, Series 2014-DN4, Class M3, VRN, 4.64%, (1-month LIBOR plus 4.55%), 10/25/24	939,632	957,332
FHLMC, Series 2014-HQ1, Class M3, VRN, 4.19%, (1-month LIBOR plus 4.10%), 8/25/24	2,886,019	2,920,384
FHLMC, Series 2014-HQ3, Class M3, VRN, 4.84%, (1-month LIBOR plus 4.75%), 10/25/24	1,561,045	1,573,940

FHLMC, Series 2015-DNA3, Class M3F, VRN, 3.79%, (1-month LIBOR plus 3.70%), 4/25/28	3,184,025	3,266,580
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	1,116,729	1,134,075
FHLMC, Series 2015-HQA2, Class M3, VRN, 4.89%, (1-month LIBOR plus 4.80%), 5/25/28	368,518	381,860
FHLMC, Series 2016-DNA1, Class M3, VRN, 5.64%, (1-month LIBOR plus 5.55%), 7/25/28	9,564,338	10,034,014
FHLMC, Series 2016-DNA2, Class M3, VRN, 4.74%, (1-month LIBOR plus 4.65%), 10/25/28	5,326,088	5,568,807
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.09%, (1-month LIBOR plus 5.00%), 12/25/28	9,820,424	10,276,451
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.44%, (1-month LIBOR plus 1.35%), 3/25/29	229,552	229,562
FHLMC, Series 2016-HQA4, Class M3, VRN, 3.99%, (1-month LIBOR plus 3.90%), 4/25/29	5,635,451	5,875,606
FHLMC, Series 2017-DNA1, Class M2, VRN, 3.34%, (1-month LIBOR plus 3.25%), 7/25/29	8,476,338	8,790,089
FHLMC, Series 2017-DNA2, Class M2, VRN, 3.54%, (1-month LIBOR plus 3.45%), 10/25/29	2,400,000	2,510,069
FHLMC, Series 2018-HQA2, Class M2, VRN, 2.39%, (1-month LIBOR plus 2.30%), 10/25/48(2)	1,750,000	1,767,847
FHLMC, Series 2019-DNA2, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.45%), 3/25/49(2)	3,427,742	3,484,611
FHLMC, Series 2019-HRP1, Class M2, VRN, 1.49%, (1-month LIBOR plus 1.40%), 2/25/49(2)	797,976	803,768
FHLMC, Series 2020-DNA3, Class M2, VRN, 3.09%, (1-month LIBOR plus 3.00%), 6/25/50(2)	4,232,883	4,260,147
FHLMC, Series 2020-DNA5, Class M2, VRN, 2.82%, (SOFR plus 2.80%), 10/25/50(2)	7,450,000	7,568,239
FHLMC, Series 2020-HQA3, Class M2, VRN, 3.69%, (1-month LIBOR plus 3.60%), 7/25/50(2)	337,828	342,264
FHLMC, Series 3397, Class GF, VRN, 0.57%, (1-month LIBOR plus 0.50%), 12/15/37	965,450	974,854
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	5,820,000	891,188
FNMA, Series 2013-C01, Class M2, VRN, 5.34%, (1-month LIBOR plus 5.25%), 10/25/23	7,683,431	8,043,480
FNMA, Series 2014-C01, Class M2, VRN, 4.49%, (1-month LIBOR plus 4.40%), 1/25/24	5,781,895	5,983,159
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	2,249,522	2,273,781
FNMA, Series 2014-C03, Class 2M2, VRN, 2.99%, (1-month LIBOR plus 2.90%), 7/25/24	2,787,339	2,817,681
FNMA, Series 2014-C04, Class 1M2, VRN, 4.99%, (1-month LIBOR plus 4.90%), 11/25/24	3,280,902	3,396,401
FNMA, Series 2014-C04, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 11/25/24	1,167,212	1,198,989
FNMA, Series 2015-C03, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 7/25/25	2,613,633	2,650,238
FNMA, Series 2015-C04, Class 1M2, VRN, 5.79%, (1-month LIBOR plus 5.70%), 4/25/28	5,398,022	5,726,874
FNMA, Series 2015-C04, Class 2M2, VRN, 5.64%, (1-month LIBOR plus 5.55%), 4/25/28	10,854,730	11,505,385
FNMA, Series 2016-C01, Class 1M2, VRN, 6.84%, (1-month LIBOR plus 6.75%), 8/25/28	168,668	180,679
FNMA, Series 2016-C01, Class 2M2, VRN, 7.04%, (1-month LIBOR plus 6.95%), 8/25/28	6,465,396	6,862,692
FNMA, Series 2016-C04, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 1/25/29	5,429,291	5,672,431
FNMA, Series 2016-C06, Class 1M2, VRN, 4.34%, (1-month LIBOR plus 4.25%), 4/25/29	3,025,311	3,148,057
		134,922,361
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $358,562,759)		360,272,065
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
Anchorage Credit Opportunities CLO Ltd., Series 2019-1A, Class A1, VRN, 2.14%, (3-month LIBOR plus 1.95%), 1/20/32(2)	9,775,000	9,799,305
Ares LV CLO Ltd., Series 2020-55A, Class BR, VRN, 1.85%, (3-month LIBOR plus 1.70%), 7/15/34(2)(3)	13,125,000	13,125,000
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 1.21%, (3-month LIBOR plus 1.02%), 4/20/31(2)	9,000,000	9,001,669
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.31%, (3-month LIBOR plus 2.20%), 8/14/30(2)(3)	8,425,000	8,425,000
CBAM Ltd., Series 2017-3A, Class CR, VRN, 2.60%, (3-month LIBOR plus 2.45%), 7/17/34(2)(3)	9,850,000	9,850,000
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 1.71%, (3-month LIBOR plus 1.56%), 7/23/33(2)(3)	9,850,000	9,850,098
Elmwood CLO II Ltd., Series 2019-2A, Class DR, VRN, 3.19%, (3-month LIBOR plus 3.00%), 4/20/34(2)	5,925,000	5,965,336
Elmwood CLO V Ltd., Series 2020-2A, Class BR, VRN, 1.80%, (3-month LIBOR plus 1.65%), 10/20/34(2)(3)	5,250,000	5,250,000
Goldentree Loan Management US CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.00%, (3-month LIBOR plus 1.80%), 4/20/34(2)	10,425,000	10,287,442
KKR CLO Ltd., Series 2022A, Class A, VRN, 1.34%, (3-month LIBOR plus 1.15%), 7/20/31(2)	6,000,000	6,004,156
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 1.44%, (3-month LIBOR plus 1.26%), 1/15/33(2)	5,275,000	5,286,778
Magnetite CLO Ltd., Series 2021-31 A, Class B, VRN, 1.80%, (3-month LIBOR plus 1.65%), 7/15/34(2)(3)	7,200,000	7,200,000
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class CR, VRN, 2.19%, (3-month LIBOR plus 2.00%), 4/20/34(2)	11,650,000	11,679,102
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class BR, VRN, 1.80%, (3-month LIBOR plus 1.65%), 7/15/34(2)(3)	12,950,000	12,950,000
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class C, VRN, 2.08%, (3-month LIBOR plus 1.95%), 7/20/34(2)	3,550,000	3,544,639
Octagon Investment Partners 51 Ltd., Series 2021-1A, Class D, VRN, 3.18%, (3-month LIBOR plus 3.05%), 7/20/34(2)	3,250,000	3,276,508

Parallel Ltd., Series 2020-1A, Class A1, VRN, 2.01%, (3-month LIBOR plus 1.83%), 7/20/31(2)	11,450,000	11,467,120
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class BR, VRN, 2.29%, (3-month LIBOR plus 2.10%), 10/20/31(2)	9,450,000	9,426,714
Rockford Tower CLO Ltd., Series 2021-2A, Class B, VRN, 1.90%, (3-month LIBOR plus 1.75%), 7/20/34(2)(3)	14,225,000	14,225,000
Rockford Tower CLO Ltd., Series 2017-1A, Class CR2, VRN, 2.28%, (3-month LIBOR plus 2.10%), 4/20/34(2)	11,075,000	11,130,327
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 1.38%, (3-month LIBOR plus 1.19%), 10/20/30(2)	9,550,000	9,560,662
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 1.48%, (3-month LIBOR plus 1.29%), 4/18/33(2)	3,800,000	3,804,487
Symphony CLO XXV Ltd., Series 2021-25A, Class C, VRN, 2.24%, (3-month LIBOR plus 2.05%), 4/19/34(2)	11,050,000	11,012,256
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.15%, (3-month LIBOR plus 0.97%), 4/25/31(2)	7,400,000	7,409,140
Voya CLO Ltd., Series 2016-4A, Class B2R, VRN, 1.63%, (3-month LIBOR plus 1.55%), 7/20/29(2)	13,550,000	13,550,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $222,673,207)		223,080,739
ASSET-BACKED SECURITIES — 3.8%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)(3)	10,200,000	10,198,207
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	1,777,972	1,822,917
CLI Funding VI LLC, Series 2020-1A, Class A SEQ, 2.08%, 9/18/45(2)	6,140,565	6,202,210
Diamond Resorts Owner Trust, Series 2021-1A, Class A SEQ, 1.51%, 11/21/33(2)	11,768,431	11,831,135
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 9/17/25(2)	4,000,000	4,014,040
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	12,800,000	12,767,533
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(2)(3)	11,250,000	11,249,792
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(2)(3)	12,800,000	12,799,717
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	4,088,335	4,347,528
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	9,286,570	9,591,625
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	6,447,222	6,511,008
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	1,382,477	1,416,352
Mosaic Solar Loan Trust, Series 2021-1A, Class B, 2.05%, 12/20/46(2)	10,268,487	10,298,555
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	966,451	975,964
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	9,982,881	10,095,446
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(2)	7,000,000	7,062,744
Progress Residential Trust, Series 2020-SFR1, Class D, 2.38%, 4/17/37(2)	3,000,000	3,039,116
Progress Residential Trust, Series 2021-SFR2, Class D, 2.20%, 4/19/38(2)	7,600,000	7,600,085
Progress Residential Trust, Series 2021-SFR3, Class B, 1.89%, 5/17/26(2)	15,100,000	15,179,497
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(2)	6,700,000	6,738,295
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	698,105	706,490
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(2)	2,787,160	2,882,869
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	6,154,566	6,186,314
TAL Advantage VII LLC, Series 2020-1A, Class A SEQ, 2.05%, 9/20/45(2)	6,034,188	6,094,467
Towd Point Mortgage Trust, Series 2018-2, Class A1, VRN, 3.25%, 3/25/58(2)	9,158,496	9,500,353
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	2,010,073	2,015,290
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	970,913	1,016,810
Wendy's Funding LLC, Series 2021-1A, Class A2I SEQ, 2.37%, 6/15/51(2)	9,800,000	9,928,551
TOTAL ASSET-BACKED SECURITIES (Cost $190,957,244)		192,072,910
MUNICIPAL SECURITIES — 1.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	2,205,000	3,318,079
Bay Area Toll Authority Rev., 6.26%, 4/1/49	2,000,000	3,249,722
California State University Rev., 2.98%, 11/1/51	4,000,000	4,103,258
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	1,250,000	1,900,251
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	4,055,000	4,302,045
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	2,335,000	2,389,333
Houston GO, 3.96%, 3/1/47	1,090,000	1,309,196
Los Angeles Community College District GO, 6.75%, 8/1/49	1,530,000	2,601,538
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,575,000	2,116,661
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	3,040,995
Metropolitan Government of Nashville & Davidson County GO, 5.71%, 7/1/34	375,000	505,892

Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,390,000	2,021,595
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	691,082
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47(3)	6,600,000	6,704,650
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	128,307
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	2,206,000	3,626,293
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,553,822
New York City GO, 5.97%, 3/1/36	500,000	696,332
New York City GO, 6.27%, 12/1/37	335,000	483,751
New York City Water & Sewer System Rev., 5.95%, 6/15/42	1,425,000	2,182,403
New York State Dormitory Authority Rev., 3.19%, 2/15/43	500,000	547,727
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	3,430,000	3,527,445
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	631,438
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	1,775,000	2,464,245
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	3,075,000	3,273,965
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	1,575,000	2,151,920
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	490,000	684,377
San Antonio Electric & Gas Systems Rev., 5.99%, 2/1/39	480,000	683,185
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	850,000	950,636
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,529,094
San Jose Redevelopment Agency Successor Agency Tax Allocation, 3.375%, 8/1/34	1,355,000	1,478,853
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	1,320,000	1,657,410
State of California GO, 4.60%, 4/1/38	2,165,000	2,532,689
State of California GO, 7.55%, 4/1/39	2,350,000	4,011,465
State of California GO, 7.30%, 10/1/39	1,735,000	2,779,694
State of California GO, 7.60%, 11/1/40	455,000	795,621
TOTAL MUNICIPAL SECURITIES (Cost $71,016,253)		76,624,969
EXCHANGE-TRADED FUNDS — 1.5%
iShares 0-5 Year High Yield Corporate Bond ETF	523,400	24,107,804
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,744,200	48,105,036
TOTAL EXCHANGE-TRADED FUNDS (Cost $71,261,674)		72,212,840
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	920,000	924,333
Chile Government International Bond, 3.625%, 10/30/42	650,000	692,975
		1,617,308
Mexico†
Mexico Government International Bond, 4.15%, 3/28/27	18,000	20,373
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26	1,400,000	1,737,162
Panama Government International Bond, 6.70%, 1/26/36	200,000	272,159
		2,009,321
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	1,315,000	1,813,898
Philippines — 0.1%
Philippine Government International Bond, 5.50%, 3/30/26	3,000,000	3,636,016
Philippine Government International Bond, 6.375%, 10/23/34	830,000	1,172,975
		4,808,991
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	1,050,000	1,097,604
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	250,512
		1,348,116
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	820,000	943,730

Uruguay Government International Bond, 4.125%, 11/20/45	340,000	403,060
		1,346,790
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $11,804,626)		12,964,797
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BXMT, Ltd., Series 2020-FL2, Class C, VRN, 1.77%, (1-month LIBOR plus 1.65%), 2/15/38(2) (Cost $8,476,204)	8,471,000	8,473,854
BANK LOAN OBLIGATIONS(4) — 0.1%
Pharmaceuticals — 0.1%
Horizon Therapeutics USA Inc., 2021 Term Loan B, 2.50%, (1-month LIBOR plus 2.00%), 3/15/28 (Cost $6,012,322)	6,004,950	5,974,925
TEMPORARY CASH INVESTMENTS — 5.6%
BNP Paribas SA, 0.06%, 7/1/21(5)	65,000,000	64,999,865
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/21(2)(5)	24,211,000	24,210,956
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $61,507,039), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $60,298,638)		60,298,621
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 2.875%, 11/15/42 - 5/15/43, valued at $102,541,878), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $100,531,056)		100,531,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,902,488	32,902,488
TOTAL TEMPORARY CASH INVESTMENTS (Cost $282,943,109)		282,942,930
TOTAL INVESTMENT SECURITIES — 107.8% (Cost $5,381,713,041)		5,423,647,489
OTHER ASSETS AND LIABILITIES — (7.8)%		(390,627,896)
TOTAL NET ASSETS — 100.0%		$5,033,019,593

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,727,038	HUF	491,960,627	UBS AG	9/15/21	$69,110
USD	2,236,353	MXN	44,635,816	Morgan Stanley	9/15/21	17,909
						$87,019

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	10	September 2021	$2,203,203	$(4,082)
U.S. Treasury 5-Year Notes	365	September 2021	45,051,836	(86,165)
U.S. Treasury Long Bonds	434	September 2021	69,765,500	1,035,365
U.S. Treasury Ultra Bonds	56	September 2021	10,790,500	59,254
			$127,811,039	$1,004,372

^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	174	September 2021	$25,613,344	$(119,152)

^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$112,550,000	$(10,723,533)	$(848,783)	$(11,572,316)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.77%	8/5/24	$25,500,000	$(706)	$1,111,753	$1,111,047
CPURNSA	Receive	2.34%	2/5/26	$46,000,000	780	1,262,079	1,262,859
CPURNSA	Receive	2.33%	2/8/26	$46,000,000	781	1,266,000	1,266,781
CPURNSA	Receive	2.30%	2/24/26	$48,000,000	792	1,353,814	1,354,606
CPURNSA	Receive	2.40%	2/9/31	$23,000,000	748	493,123	493,871
					$2,395	$5,486,769	$5,489,164

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,294,132.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $945,672,791, which represented 18.8% of total net assets. Of these securities, 2.1% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,059,692,655	—
Corporate Bonds	—	1,345,074,818	—
U.S. Government Agency Mortgage-Backed Securities	—	784,259,987	—
Collateralized Mortgage Obligations	—	360,272,065	—
Collateralized Loan Obligations	—	223,080,739	—
Asset-Backed Securities	—	192,072,910	—
Municipal Securities	—	76,624,969	—
Exchange-Traded Funds	72,212,840	—	—
Sovereign Governments and Agencies	—	12,964,797	—
Commercial Mortgage-Backed Securities	—	8,473,854	—
Bank Loan Obligations	—	5,974,925	—
Temporary Cash Investments	32,902,488	250,040,442	—
	105,115,328	5,318,532,161	—
Other Financial Instruments
Futures Contracts	1,094,619	—	—
Swap Agreements	—	5,489,164	—
Forward Foreign Currency Exchange Contracts	—	87,019	—
	1,094,619	5,576,183	—

Liabilities
Other Financial Instruments
Futures Contracts	209,399	—	—
Swap Agreements	—	11,572,316	—
	209,399	11,572,316	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.